UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-286596-01

Central Index Key Number of issuing entity: 0002060845

Benchmark 2025-V16 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-286596

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

German American Capital Corporation

Central Index Key Number: 0001541294

Goldman Sachs Mortgage Company

Central Index Key Number: 0001541502

Barclays Capital Real Estate Inc.

Central Index Key Number: 0001549574

Bank of Montreal

Central Index Key Number: 0000927971

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note:

This Form ABS-EE/A amends the Form ABS-EE (the “March 30, 2026 Form ABS-EE”) filed with the Securities and Exchange Commission on March 30, 2026 under Commission File No. 333-286596-01, with respect to Benchmark 2025-V16 Mortgage Trust. This Form ABS-EE/A is filed in connection with the Form 10-D/A (the "May 20, 2026 Form 10-D/A"), filed with the Securities and Exchange Commission on May 20, 2026 under Commission File No. 333-286596-01, with respect to Benchmark 2025-V16 Mortgage Trust, which revises Exhibit 102 and Exhibit 103 attached to the Form 10-D (the " March 30, 2026 Form 10-D") filed with the Securities and Exchange Commission on March 30, 2026 under Commission File No. 333-286596-01. Effective upon the filing of this Form ABS-EE/A, Exhibit 102 and Exhibit 103 of the March 30, 2026 Form ABS-EE are replaced and superseded in their entirety by Exhibit 102 and Exhibit 103, respectively, to this Form ABS-EE/A.

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: May 20, 2026	By:	/s/ Richard Simpson
	Name:	Richard Simpson
	Title:	President